SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥) segment	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Number of operating segments	4	4
Total revenue	¥ 47,938,575	$ 7,423,298	¥ 65,760,651	¥ 102,384,327
Automation product and software [Member]
Total revenue	18,535,166	2,870,175	51,413,830	63,577,177
Equipment and accessories [Member]
Total revenue	15,791,623	2,445,336	14,222,623	23,951,132
Oilfield environmental protection [Member]
Total revenue	11,043,979	1,710,162	124,198	14,856,018
Platform outsourcing services
Total revenue	¥ 2,567,807	$ 397,625	¥ 0	¥ 0